Income (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of basic and diluted EPS calculations
The basic and diluted EPS calculations for the years ended December 31, 2013, 2012 and 2011 are presented below:

	Year ended December 31,
	2013	2012	2011
Loss from continuing operations	$(5,036)	$(14,582)	$(41,931)
Class B Senior Preferred stock deemed dividend	(1,836)	(4,480)	(4,188)
Accretion of beneficial conversion feature on Class C Convertible Preferred stock	—	(5,000)	—
Loss attributable to common stockholders, from continuing operations	(6,872)	(24,062)	(46,119)
Income (loss) from discontinued operations, net of tax	401	49	(202)
Loss attributable to common stockholders	$(6,471)	$(24,013)	$(46,321)

Weighted average common shares outstanding, basic and diluted	18,205,892	13,153,446	22,262,337
Basic and diluted EPS
Loss from continuing operations	$(0.38)	$(1.83)	$(2.07)
Income (loss) from discontinued operations	0.02	—	(0.01)
Net loss per share	$(0.36)	$(1.83)	$(2.08)

Schedule of anti-dilutive securities excluded from computation of earnings per share
The following table provides the securities that could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive:

	Year ended December 31,
	2013	2012	2011
Stock option awards	714,484	772,851	910,189
Nonvested stock awards	427,993	396,073	668,779
Restricted stock units	10,000	—	—
Class C Convertible Preferred Stock (as converted basis)	—	4,454,889	—